Property, in development	12 Months Ended
Dec. 31, 2020
Property, in development
Property, in development

5. Property, in development

On July 2020, the Company purchased land and a 77,000 square-foot building in Indianapolis, Indiana for the purpose of retrofitting the existing building into a state-of-the-art, Good Manufacturing Practices (GMP) compliant facility that will expand the Company’s drug manufacturing operations.

Property, plant and equipment consisted of construction in progress as at December 31, 2020 of $9,797,400 (2019 — $nil). The purchase of the property was financed by a mortgage (see note 8).